Subsequent Events (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Note 9 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than described in these condensed financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 12, 2020, and as amended on October 19, 2020 and amended again on December 31, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AMCI Merger Sub Corp., a Delaware corporation and newly formed wholly-owned subsidiary of the Company (“Merger Sub”), AMCI Sponsor LLC, a Delaware limited liability company (the “Sponsor”), solely in the capacity the Purchaser Representative, Advent Technologies Inc., a Delaware corporation (“Advent”), and Vassilios Gregoriou, solely in his capacity Seller Representative providing for, among other things, the combination of the Company and Advent pursuant to the merger of Merger Sub with and into Advent with Advent continuing as the surviving entity and as a wholly-owned subsidiary of the Company (the “Merger”). As a result of the Merger, all shares of Advent’s common stock, par value $0.001 per share and all of Advent’s convertible preferred shares, par value $0.001 per share, on an as converted basis, issued and outstanding immediately prior to the effective time, will be converted into the right to receive Company common stock, par value $0.0001 per share, representing a pro rata share of $250 million in the aggregate, minus net debt adjustment, with each stockholder of Advent being entitled to receive its pro rata share of the total consideration.

On February 4, 2021 (the “Closing Date”), the Company consummated the Merger. The transaction is accounted for as a reverse recapitalization with Advent being the accounting acquirer. In connection with the Merger, the Company changed its name to Advent Technologies Holdings, Inc.

On the Closing Date, the stockholders of Advent received 25,033,398 shares of Company common stock, par value $0.0001.

On November 20, 2020, the Sponsor agreed to loan the Company up to $1,000,000 as a Working Capital Loan. This loan is non-interest bearing and is due at the earlier of the date on which the Company consummates its Business Combination or February 22, 2021.  On November 20, 2020, the Company borrowed $400,000 on the Working Capital Loan.

On December 17, 2020, a purported shareholder class action complaint was filed by Dillon Frey against the Company in the Supreme Court of the State of New York, County of New York, alleging that the proposed Business Combination with Advent is both procedurally and substantively unfair and seeking to maintain the action as a class action and enjoin the Business Combination, among other things, without stating a specific amount of damages.  The complaint does not provide detail as to how the proposed Business Combination is unfair, either procedurally or substantively, and the Company believes it has no merit. Due to the preliminary nature of the proceeding, the Company is unable to estimate the possible loss or range of loss, if any, associated with the claims.

On December 22, 2020, the Company entered into subscription agreements with the investors named in the agreements, pursuant to which the investors agreed to purchase, and the Company agreed to sell to the investors, an aggregate of 6,500,000 shares of the Company’s Class A common stock for gross proceeds to the Company of $65,000,000 in a private placement (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the closing of the Merger.

Note 10 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.